     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JULY 19, 2000.

                                     SECURITIES ACT REGISTRATION NO. 333-39452

                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-14

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

  [ ]  PRE-EFFECTIVE AMENDMENT NO.         [X]  POST EFFECTIVE AMENDMENT NO. 1

                        (Check appropriate box or boxes)

                          AIM VARIABLE INSURANCE FUNDS
               (Exact name of Registrant as Specified in Charter)

                          11 GREENWAY PLAZA, SUITE 100
                              HOUSTON, TEXAS 77046
                    (Address of Principal Executive Offices)

                 Registrant's Telephone Number: (713) 214-1456

                     NAME AND ADDRESS OF AGENT FOR SERVICE:

                            NANCY L. MARTIN, ESQUIRE
                          AIM VARIABLE INSURANCE FUNDS
                               11 GREENWAY PLAZA
                                   SUITE 100
                              HOUSTON, TEXAS 77046

     It is proposed that this filing will become effective immediately pursuant to Rule 485(b).

     The title of the securities being registered is shares of beneficial interest. No filing fee is due in reliance on Section 24(f) of the Securities Act of 1933.

                                Explanatory Note
                                ----------------

Registrant is filing this post-effective amendment ("Amendment") for the purpose of filing a revised Exhibit 14. The Amendment is not intended to amend or delete any part of the Registration Statement, except as specifically noted herein.

                                     Part C
                                     ------

Part C is hereby amended to include the following exhibit:

ITEM     16. EXHIBITS

         14 - Consent of Messrs. Tait, Weller & Baker is hereby filed electronically.

                                   SIGNATURES

         Pursuant to the Securities Act of 1933, as amended, the Registrant has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Houston, State of Texas, on the 19th day of July, 2000.

                                                    AIM VARIABLE INSURANCE FUNDS
                                                            Registrant


                                                 By: /s/ ROBERT H. GRAHAM
                                                     ---------------------------
                                                     Robert H. Graham
                                                     President

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-14 has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE                       TITLE                                    DATE


/s/ CHARLES T. BAUER            Trustee & Chairman                       July 19, 2000
----------------------
Charles T. Bauer

/s/ ROBERT H. GRAHAM            Trustee & President                      July 19, 2000
----------------------
Robert H. Graham

/s/ BRUCE L. CROCKETT           Trustee                                  July 19, 2000
----------------------
Bruce L. Crockett

/s/ OWEN DALY II                Trustee                                  July 19, 2000
----------------------
Owen Daly II

/s/ EDWARD K. DUNN, JR.         Trustee                                  July 19, 2000
----------------------
Edward K. Dunn, Jr.

/s/ JACK FIELDS                 Trustee                                  July 19, 2000
----------------------
Jack Fields

/s/ CARL FRISCHLING             Trustee                                  July 19, 2000
----------------------
Carl Frischling

/s/ PREMA MATHAI-DAVIS          Trustee                                  July 19, 2000
----------------------
Prema Mathai-Davis

/s/ LEWIS F. PENNOCK            Trustee                                  July 19, 2000
----------------------
Lewis F. Pennock

/s/ LOUIS SKLAR                 Trustee                                  July 19, 2000
----------------------
Louis Sklar

/s/ DANA R. SUTTON              Vice President & Treasurer               July 19, 2000
----------------------          (Principal Financial Officer)
Dana R. Sutton

                                INDEX TO EXHIBITS

Exhibit
  No.                      Description
-------                    -----------
  14           ---         Consent of Messrs. Tait, Weller & Baker.